Shareholder's Equity - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2026 shares	Mar. 31, 2026 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Feb. 28, 2023 USD ($)
Stockholders Equity Note [Line Items]
Shares authorized			69,632,000,000				69,632,000,000
Transfer of Class B ordinary shares to Class A Ordinary shares			320,000	320,000	440,000	17,320,000
Aggregate purchase price | ¥			¥ (5,594)
Allocation of after-tax profits to statutory surplus fund, percentage			10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required			50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs			¥ 40,400				$ 5,800		¥ 48,100
Foreign currency translation adjustment			¥ 511	$ 73	¥ 530	¥ 687
Balance number of Treasury stock, shares			71,309,744				71,309,744		83,456,676
Stock retired during period, shares	71,016,408		54,938,160	54,938,160
Stock Issued During Period exercise of share options and vesting of restricted shares			29,633,816	29,633,816
2026 Shares Repurchase Program
Stockholders Equity Note [Line Items]
Repurchase of ordinary shares | $		$ 5,000
2023 Shares Repurchase Program
Stockholders Equity Note [Line Items]
Stock repurchase program, proposed aggregate value | $										$ 5,000
Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized			800,000,000				800,000,000
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			66,000,000,000				66,000,000,000		66,000,000,000
Par value per share (US$) | $ / shares							$ 0.000000625	$ 0.000000625
Number of Class A ordinary shares repurchased			72,425,044	72,425,044	76,933,844	42,661,000
Aggregate purchase price			¥ 5,600	$ 771	¥ 6,400	¥ 4,800
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized			2,832,000,000				2,832,000,000		2,832,000,000
Par value per share (US$) | $ / shares							$ 0.000000625	$ 0.000000625
Number of votes per share			ten	ten